Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096

770.497.9100

8 June 2023

Tricon Residential 2023-SFR1 Trust

c/o Tricon American Homes

One Letterman Drive, Suite CM-300-800

San Francisco, CA 94129-1492

RE: Tricon Residential 2023-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-2 LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 218 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
40610322	2704 Purple Root Drive	APPARENT NON-HOA PROPERTY
40810396	3503 Creole Bay Lane	APPARENT NON-HOA PROPERTY
40810397	4911 Bryant Ridge Road	APPARENT NON-HOA PROPERTY
40910235	1532 Santos Drive	APPARENT NON-HOA PROPERTY
40910580	5448 Kleberg Drive	APPARENT NON-HOA PROPERTY
40910591	3052 Crimson Clover Drive	APPARENT NON-HOA PROPERTY
40910653	6349 Apalachee Trail	APPARENT NON-HOA PROPERTY
40910657	528 Shell Street	APPARENT NON-HOA PROPERTY
40910659	9210 Chimneywood Drive	APPARENT NON-HOA PROPERTY
40910667	11344 Live Oak Creek Drive	APPARENT NON-HOA PROPERTY
40910697	5423 Sabine Lane	APPARENT NON-HOA PROPERTY
40910732	215 Saddlebrook Lane	APPARENT NON-HOA PROPERTY
40910745	1244 Flower Ridge Drive	APPARENT NON-HOA PROPERTY
40910828	9113 Curacao Drive	APPARENT NON-HOA PROPERTY
41110181	208 Autumn Woods Drive	APPARENT NON-HOA PROPERTY
41110206	13 Jersey Court	APPARENT NON-HOA PROPERTY
41110245	26 Driftwood Avenue	APPARENT NON-HOA PROPERTY
41110255	57 Driftwood Avenue	APPARENT NON-HOA PROPERTY
41110263	185 Caughman Ridge Road	APPARENT NON-HOA PROPERTY
41510679	536 Mulberry Street	APPARENT NON-HOA PROPERTY
41510717	10903 Gladewater Drive	APPARENT NON-HOA PROPERTY
41510734	2713 Amber Crest Drive	APPARENT NON-HOA PROPERTY
41510740	2755 Amber Crest Drive	APPARENT NON-HOA PROPERTY
41510746	1327 Wrenn Street	APPARENT NON-HOA PROPERTY
41510787	5819 Hewitt Drive	APPARENT NON-HOA PROPERTY
41510801	2625 Bernice Drive	APPARENT NON-HOA PROPERTY
41510810	1467 Eschol Lane NW	APPARENT NON-HOA PROPERTY
41510832	1208 Elise Marie Drive	APPARENT NON-HOA PROPERTY
41510863	1768 Red Bird Circle	APPARENT NON-HOA PROPERTY
41510874	1132 Southern Chase Court SW	APPARENT NON-HOA PROPERTY
41510878	509 Underhill Lane	APPARENT NON-HOA PROPERTY
41510886	626 Hoskins Ridge Lane	APPARENT NON-HOA PROPERTY
41510888	524 Westside Circle	APPARENT NON-HOA PROPERTY
41510893	2300 Saluda Drive	APPARENT NON-HOA PROPERTY

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41510897	5050 Elizabeth Road	APPARENT NON-HOA PROPERTY
41510900	11837 Silvercrest Drive	APPARENT NON-HOA PROPERTY
41510903	3067 Champion Lane SW	APPARENT NON-HOA PROPERTY
41510907	3029 Decapolis Drive	APPARENT NON-HOA PROPERTY
41510909	308 Wendover Drive	APPARENT NON-HOA PROPERTY
41510918	4052 Hereford Lane	APPARENT NON-HOA PROPERTY
41510931	12156 Old Willow Road	APPARENT NON-HOA PROPERTY
41510947	11122 Astoria Drive	APPARENT NON-HOA PROPERTY
41510950	104 Landrum Lane	APPARENT NON-HOA PROPERTY
41510953	1619 Brookgreen Avenue	APPARENT NON-HOA PROPERTY
41510955	659 Scarlet Leaf Lane	APPARENT NON-HOA PROPERTY
41510956	1235 Grace Court	APPARENT NON-HOA PROPERTY
41510961	105 Brookstone Way	APPARENT NON-HOA PROPERTY
41510963	2432 Cagle Court	APPARENT NON-HOA PROPERTY
41510965	112 Maple Crest Drive	APPARENT NON-HOA PROPERTY
41510967	6500 Nevin Glen Drive	APPARENT NON-HOA PROPERTY
41510973	3052 Parade Lane SW	APPARENT NON-HOA PROPERTY
41510981	3521 Dashiel Drive	APPARENT NON-HOA PROPERTY
41510983	103 Marcella Drive	APPARENT NON-HOA PROPERTY
41510987	6011 Bradford Court	APPARENT NON-HOA PROPERTY
41510988	1630 Clooney Lane	APPARENT NON-HOA PROPERTY
41510991	105 Nora Drive	APPARENT NON-HOA PROPERTY
41510996	3639 Pauline Lane	APPARENT NON-HOA PROPERTY
41511005	1311 Saint Katherines Way	APPARENT NON-HOA PROPERTY
41511008	5302 Swearngan Road	APPARENT NON-HOA PROPERTY
41511013	2431 Fairstone Avenue	APPARENT NON-HOA PROPERTY
41511015	3912 Farlow Road	APPARENT NON-HOA PROPERTY
41511026	1135 Blue Topaz Drive	APPARENT NON-HOA PROPERTY
41511029	1613 Brookgreen Avenue	APPARENT NON-HOA PROPERTY
41511032	838 Horse Hair Lane	APPARENT NON-HOA PROPERTY
41710452	831 32nd Avenue E	APPARENT NON-HOA PROPERTY
41710805	352 N Fork Place	APPARENT NON-HOA PROPERTY
41710817	3130 Wiltshire Avenue	APPARENT NON-HOA PROPERTY
41710841	2871 Crane Avenue	APPARENT NON-HOA PROPERTY
41710936	11106 McFadden Avenue	APPARENT NON-HOA PROPERTY
41710938	6101 37th Avenue W	APPARENT NON-HOA PROPERTY
41710948	2021 Helm Lane	APPARENT NON-HOA PROPERTY
41710956	29250 Yarrow Drive	APPARENT NON-HOA PROPERTY
41710985	2460 Appian Avenue	APPARENT NON-HOA PROPERTY
41711013	12009 Viking Street	APPARENT NON-HOA PROPERTY
41810396	66 Justin Drive	APPARENT NON-HOA PROPERTY
41810960	31 Cole Meadows Place	APPARENT NON-HOA PROPERTY
41811064	5849 Ruby Walk	APPARENT NON-HOA PROPERTY

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41811130	1967 Owens Trail	APPARENT NON-HOA PROPERTY
41811137	201 Logan Creek Lane	APPARENT NON-HOA PROPERTY
41811140	157 Governor Lane	APPARENT NON-HOA PROPERTY
41811141	201 Bethany Manor Court	APPARENT NON-HOA PROPERTY
41811184	183 Ivey Lake Pkwy	APPARENT NON-HOA PROPERTY
41811210	4056 Northwind Drive	APPARENT NON-HOA PROPERTY
41811216	5392 Vanity Joys Lane	APPARENT NON-HOA PROPERTY
41811222	731 Tullamore Way	APPARENT NON-HOA PROPERTY
41811235	707 Ridgewood Way	APPARENT NON-HOA PROPERTY
41811246	455 Abbey Place	APPARENT NON-HOA PROPERTY
41811250	1567 Kimberly Place	APPARENT NON-HOA PROPERTY
41811256	115 Fairfax Drive	APPARENT NON-HOA PROPERTY
41811260	124 Birchwood Farms Lane	APPARENT NON-HOA PROPERTY
41811262	29 Mountain View Drive	APPARENT NON-HOA PROPERTY
41811264	10 Lenox Drive NE	APPARENT NON-HOA PROPERTY
41811267	2456 Miller Oaks Circle	APPARENT NON-HOA PROPERTY
41811268	489 Southern Trace Crossing	APPARENT NON-HOA PROPERTY
41811270	440 Pebble Boulevard	APPARENT NON-HOA PROPERTY
41811277	1182 Plunkett Way	APPARENT NON-HOA PROPERTY
41811285	82 Pinnacle Point Way	APPARENT NON-HOA PROPERTY
41811287	10481 Sand Court	APPARENT NON-HOA PROPERTY
41811290	19 Avery Way	APPARENT NON-HOA PROPERTY
41811298	54 Kim Court	APPARENT NON-HOA PROPERTY
41811300	48 Amherst Drive	APPARENT NON-HOA PROPERTY
41811309	120 Kim Court	APPARENT NON-HOA PROPERTY
41811315	654 Palmer Court	APPARENT NON-HOA PROPERTY
41811318	581 Meadow Spring Drive	APPARENT NON-HOA PROPERTY
41811320	6848 Merrywood Drive	APPARENT NON-HOA PROPERTY
41811322	132 Diamond Court	APPARENT NON-HOA PROPERTY
41811323	2707 Tribble Circle	APPARENT NON-HOA PROPERTY
41811331	1961 Grandview Way	APPARENT NON-HOA PROPERTY
41811332	5538 Luther Court	APPARENT NON-HOA PROPERTY
41811334	100 Colt Lane	APPARENT NON-HOA PROPERTY
41811338	25 Dews Trail	APPARENT NON-HOA PROPERTY
41811342	749 Wood Bend Court	APPARENT NON-HOA PROPERTY
41811352	90 Spring Valley Trace	APPARENT NON-HOA PROPERTY
41811353	374 Chesapeake Way	APPARENT NON-HOA PROPERTY
41811356	635 Meadows Lane	APPARENT NON-HOA PROPERTY
41811367	49 Amherst Drive	APPARENT NON-HOA PROPERTY
41811373	44 China Ridge	APPARENT NON-HOA PROPERTY
41811382	113 Colt Lane	APPARENT NON-HOA PROPERTY
41811391	2355 Lake Royale Drive	APPARENT NON-HOA PROPERTY
41811394	119 Glenda Court	APPARENT NON-HOA PROPERTY

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41811395	130 Patterson Way	APPARENT NON-HOA PROPERTY
41811401	2197 Addison Park	APPARENT NON-HOA PROPERTY
41811404	4003 Riverside Pkwy	APPARENT NON-HOA PROPERTY
41811409	15 Hunters Ridge Court	APPARENT NON-HOA PROPERTY
41811415	120 Governor Lane	APPARENT NON-HOA PROPERTY
41811420	300 Pleasant Hills Drive	APPARENT NON-HOA PROPERTY
41811450	11001 Knotty Pine Place	APPARENT NON-HOA PROPERTY
41811458	125 Shenandoah Drive	APPARENT NON-HOA PROPERTY
41811463	104 Slate Drive	APPARENT NON-HOA PROPERTY
41811464	10404 Ivygate Avenue	APPARENT NON-HOA PROPERTY
41811465	324 Ashton Place	APPARENT NON-HOA PROPERTY
41811466	148 N Creek Trail	APPARENT NON-HOA PROPERTY
41811467	6010 Waggoner Court	APPARENT NON-HOA PROPERTY
41811472	275 Galway Lane	APPARENT NON-HOA PROPERTY
41811478	7602 Summit Trail	APPARENT NON-HOA PROPERTY
41811479	10931 Cimmaron Court	APPARENT NON-HOA PROPERTY
41811483	212 Teton Avenue	APPARENT NON-HOA PROPERTY
41811490	620 Stable View Loop	APPARENT NON-HOA PROPERTY
41811493	11417 Vinea Lane	APPARENT NON-HOA PROPERTY
41811494	106 Kayla Court	APPARENT NON-HOA PROPERTY
41811513	236 Glenview Trail	APPARENT NON-HOA PROPERTY
41811519	542 Meadow Spring Drive	APPARENT NON-HOA PROPERTY
41910567	1582 Tulip Court	APPARENT NON-HOA PROPERTY
42210435	9 Wheatfield Drive	APPARENT NON-HOA PROPERTY
42210457	1950 Logging Lane	APPARENT NON-HOA PROPERTY
42210466	801 Hardwood Street	APPARENT NON-HOA PROPERTY
42210497	502 Moby Dick Drive N	APPARENT NON-HOA PROPERTY
42210524	804 Elmwood Street	APPARENT NON-HOA PROPERTY
42210549	8427 Winter Berry Road	APPARENT NON-HOA PROPERTY
42210550	55 Russo Drive	APPARENT NON-HOA PROPERTY
42510386	1990 Meadowside Drive	APPARENT NON-HOA PROPERTY
42510505	1992 Meadowside Drive	APPARENT NON-HOA PROPERTY
42510539	1541 Puritan Street	APPARENT NON-HOA PROPERTY
42510559	1556 Laramore Street	APPARENT NON-HOA PROPERTY
42510565	14019 Annhurst Court	APPARENT NON-HOA PROPERTY
42510607	2924 Talladega Drive	APPARENT NON-HOA PROPERTY
42510623	586 Gloria Drive	APPARENT NON-HOA PROPERTY
42510637	14007 Annhurst Court	APPARENT NON-HOA PROPERTY
42510664	2728 Ceram Avenue	APPARENT NON-HOA PROPERTY
42510666	524 Elmwood Court	APPARENT NON-HOA PROPERTY
42510670	3441 Clingman Street	APPARENT NON-HOA PROPERTY
42510679	1533 Amherst Lane	APPARENT NON-HOA PROPERTY
42510701	1421 13th Street	APPARENT NON-HOA PROPERTY

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42510717	2877 Monarch Avenue	APPARENT NON-HOA PROPERTY
42610146	17 Carrington Circle	APPARENT NON-HOA PROPERTY
42610243	118 Tilden Howington Drive	APPARENT NON-HOA PROPERTY
42610261	5741 Brambleton Avenue	APPARENT NON-HOA PROPERTY
42610264	1704 Lake Trout Lane	APPARENT NON-HOA PROPERTY
42610285	590 Cross Link Drive	APPARENT NON-HOA PROPERTY
42610292	5712 Brandycrest Drive	APPARENT NON-HOA PROPERTY
42610301	713 Ilex Court	APPARENT NON-HOA PROPERTY
42610304	176 Creech Place Drive	APPARENT NON-HOA PROPERTY
42610305	200 Lattimore Road	APPARENT NON-HOA PROPERTY
42610311	120 Villavista Trace	APPARENT NON-HOA PROPERTY
42610314	513 Oak Dare Lane	APPARENT NON-HOA PROPERTY
42610334	25 Braddock Drive	APPARENT NON-HOA PROPERTY
42610344	89 Blue Chip Court	APPARENT NON-HOA PROPERTY
42610345	750 Northview Drive	APPARENT NON-HOA PROPERTY
42610362	13 Andorra Place	APPARENT NON-HOA PROPERTY
42610364	1128 Woodbriar Street	APPARENT NON-HOA PROPERTY
42610368	302 Oxfordshire Drive	APPARENT NON-HOA PROPERTY
42610370	212 Jones Market Square	APPARENT NON-HOA PROPERTY
42610371	120 Gunner Court	APPARENT NON-HOA PROPERTY
42610372	335 Oxfordshire Drive	APPARENT NON-HOA PROPERTY
42610378	55 Hayden Lane	APPARENT NON-HOA PROPERTY
42610379	837 Lusterleaf Place	APPARENT NON-HOA PROPERTY
42610383	16 Exie Place	APPARENT NON-HOA PROPERTY
42610385	4640 Six Siblings Circle	APPARENT NON-HOA PROPERTY
42610387	1219 Azalea Drive	APPARENT NON-HOA PROPERTY
42610389	115 Cambridge Elm Drive	APPARENT NON-HOA PROPERTY
42610400	41 Nicholas Court	APPARENT NON-HOA PROPERTY
42610403	25 Atlantic Avenue	APPARENT NON-HOA PROPERTY
42610404	1145 Country Club Lane	APPARENT NON-HOA PROPERTY
42710390	2639 Apostle Lane	APPARENT NON-HOA PROPERTY
42710398	1006 Cascade Falls Drive	APPARENT NON-HOA PROPERTY
42710458	902 Jana Drive	APPARENT NON-HOA PROPERTY
42710520	1126 Starhurst Drive	APPARENT NON-HOA PROPERTY
42710559	409 Dellwood Drive	APPARENT NON-HOA PROPERTY
42710581	1112 Selous Drive	APPARENT NON-HOA PROPERTY
42710602	1936 Littleton Court	APPARENT NON-HOA PROPERTY
42710611	108 Cambridge Drive	APPARENT NON-HOA PROPERTY
42710625	123 Homestead Place	APPARENT NON-HOA PROPERTY
42710632	1318 Allison Court	APPARENT NON-HOA PROPERTY
42710637	4432 S Trace Boulevard	APPARENT NON-HOA PROPERTY
42710642	1837 Emily Lane	APPARENT NON-HOA PROPERTY
42710659	1495 Coronado Drive	APPARENT NON-HOA PROPERTY

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42710689	336 Providence Drive	APPARENT NON-HOA PROPERTY
42810320	2004 Blue Rock Court	APPARENT NON-HOA PROPERTY
42810327	4128 Eastland Avenue	APPARENT NON-HOA PROPERTY
42810347	1038 Spruce Garden Drive	APPARENT NON-HOA PROPERTY
43110206	134 Evvalane Drive	APPARENT NON-HOA PROPERTY
43110210	108 Terilyn Court	APPARENT NON-HOA PROPERTY
43110218	318 Cedar Ridge	APPARENT NON-HOA PROPERTY
43110222	5 Avis Court	APPARENT NON-HOA PROPERTY
43110226	9 Catterick Way	APPARENT NON-HOA PROPERTY
43110231	217 Spring Street	APPARENT NON-HOA PROPERTY
43110242	207 Windigo Road	APPARENT NON-HOA PROPERTY
43110244	618 Mountainbrook Drive	APPARENT NON-HOA PROPERTY

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